Stock Options (Details) - Schedule of options issued and outstanding - Stock Options [Member]	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Stock Options (Details) - Schedule of options issued and outstanding [Line Items]
Number of Underlying Shares, Outstanding | shares	1,825,184
Weighted-Average Exercise Price Per Share, Outstanding | $ / shares	$ 2.7
Aggregate Intrinsic Value, Outstanding | $
Number of Underlying Shares, Granted | shares	761,920
Weighted-Average Exercise Price Per Share, Granted | $ / shares	$ 3
Number of Underlying Shares, Forfeited | shares
Weighted-Average Exercise Price Per Share, Forfeited | $ / shares
Number of Underlying Shares, Outstanding | shares	2,587,104
Weighted-Average Exercise Price Per Share, Outstanding | $ / shares	$ 2.79
Weighted- Average Contractual Life Remaining in Years, Outstanding	8 years 8 months 26 days
Aggregate Intrinsic Value, Outstanding | $
Number of Underlying Shares, Exercisable | shares	2,587,104
Weighted-Average Exercise Price Per Share, Exercisable | $ / shares	$ 2.79
Weighted-Average Contractual Life Remaining in Years, Exercisable	8 years 8 months 26 days
Aggregate Intrinsic Value, Exercisable | $
Number of Underlying Shares, Vested and expected to vest | shares	2,587,104
Weighted-Average Exercise Price Per Share, Vested and expected to vest | $ / shares	$ 2.79
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest	8 years 8 months 26 days
Aggregate Intrinsic Value, Vested and expected to vest | $